Document and Entity Information	Oct. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 02, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	Feb. 28, 2023
Prime Portfolio | Administrative Class
Prospectus:
Trading Symbol	MPMXX
Prime Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAVXX
Prime Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPFXX
Prime Portfolio | Participant Class
Prospectus:
Trading Symbol	MPNXX
Prime Portfolio | Investor Class
Prospectus:
Trading Symbol	MPVXX
Prime Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MPEXX
Prime Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSPXX
Prime Portfolio | Impact Class
Prospectus:
Trading Symbol	IMTXX
Prime Portfolio | CastleOak Share Class
Prospectus:
Trading Symbol	CASXX
Government Portfolio | Impact Class
Prospectus:
Trading Symbol	IMPXX
Government Portfolio | CastleOak Share Class
Prospectus:
Trading Symbol	COSXX
Government Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGOXX
Government Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAYXX
Government Portfolio | Institutional Class
Prospectus:
Trading Symbol	MVRXX
Government Portfolio | Investor Class
Prospectus:
Trading Symbol	MVVXX
Government Portfolio | Participant Class
Prospectus:
Trading Symbol	MPCXX
Government Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MGSXX
Government Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSGXX
Government Portfolio | Select Class
Prospectus:
Trading Symbol	MSDXX
Government Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVAXX
Government Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIXX
Government Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MVIXX
Government Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MGPXX
Government Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSVXX
Government Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MCHXX
Government Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGAXX
Treasury Portfolio | Administrative Class
Prospectus:
Trading Symbol	MTTXX
Treasury Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAOXX
Treasury Portfolio | Institutional Class
Prospectus:
Trading Symbol	MISXX
Treasury Portfolio | Investor Class
Prospectus:
Trading Symbol	MTNXX
Treasury Portfolio | Participant Class
Prospectus:
Trading Symbol	MTCXX
Treasury Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MTSXX
Treasury Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MREXX
Treasury Portfolio | Select Class
Prospectus:
Trading Symbol	MSTXX
Treasury Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MAMXX
Treasury Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVYXX
Treasury Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MSUXX
Treasury Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MNVXX
Treasury Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MPRXX
Treasury Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSSXX
Treasury Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MHSXX
Treasury Securities Portfolio | Select Class
Prospectus:
Trading Symbol	MSEXX
Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	MXAXX
Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	MADXX
Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX
Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	MXIXX
Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	MXPXX
Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MTMXX